Income Taxes	2 Months Ended	3 Months Ended
	Dec. 31, 2017	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes	Note 7 - Income Taxes For 2017, the Company’s activities have not generated any taxable income or tax liabilities. Accordingly, no tax expense, provision or deferred benefits have been recorded.

Note 8 - Income Taxes

The Company has incorporated as a taxable corporation for tax purposes. For the three month period ending March 31, 2018, the Company’s activities have not generated any taxable income or tax liabilities. Accordingly, no tax expense, provision or deferred benefits have been recorded.